Severance Plan	6 Months Ended
Jun. 30, 2022
Retirement Benefits [Abstract]
Severance Plan	Severance PlanDuring January 2021, there was a restructuring program executed by the Company leading to a reduction in workforce resulting in a corresponding severance charge of $1.2 million which has been presented on proportionate basis with research and development expenses and general and administration expenses during the six months ended June 30, 2021.